Significant accounting policies - Financial Instruments (Details) - Financial assets carried at amortized cost - INR (₨) ₨ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Measurement categories
Financial assets	₨ 8,377,732	₨ 7,604,043	₨ 7,604,043
Financial assets, at fair value	8,377,732	7,604,043	7,604,043
Cash and cash equivalents
Measurement categories
Financial assets	2,161,014	2,465,073	2,465,073
Financial assets, at fair value	2,161,014	2,465,073	2,465,073
Term deposits
Measurement categories
Financial assets	1,029,533	1,012,144	1,012,144
Financial assets, at fair value	1,029,533	1,012,144	1,012,144
Trade and other receivables
Measurement categories
Financial assets	4,921,270	3,976,751	3,976,751
Financial assets, at fair value	4,921,270	3,976,751	3,976,751
Other financial assets
Measurement categories
Financial assets	265,915	150,075	150,075
Financial assets, at fair value	₨ 265,915	₨ 150,075	₨ 150,075